Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Other commitments [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 78,951	$ 107,707
Substandard
Non-complying
Total	78,951	107,707
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	78,951	107,707
Substandard
Non-complying
Total	78,951	107,707
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total